Note 13 - Preferred Stock	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Preferred Stock And Warrants [Text Block]
(
13)
Preferred Stock

The Company had
9,360
shares and
18,021
shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series A (the Preferred Stock) issued and outstanding with private investors as of
December
31,
2016
and
2015,
respectively. The Company redeemed
8,661
shares of Preferred Stock at
$1,000
per share during
2016.
The Company also had a warrant (the Warrant) to purchase up to
500,000
shares of the Company’s common stock outstanding with private investors. Both the Preferred Stock and the Warrant originated in
2009
through transactions with the United States Department of the Treasury and were subsequently sold to the public through an auction process during
2013.

The Preferred Stock qualifies as Tier
1
capital and is nonvoting, other than class voting rights on certain matters that could adversely affect the Preferred Stock. The Preferred Stock may
be redeemed by the Company at the liquidation preference of
$1,000
per share, plus any accrued and unpaid dividends. The Warrant may
be exercised on or before
January
9,
2019
at an exercise price of
$8.40
per share. No voting rights
may
be exercised with respect to the shares of the Warrant until the Warrant has been exercised.

The Preferred Stock requires a cumulative cash dividend be paid quarterly at a rate of
9
percent per annum. Prior to
January
9,
2014,
the annual dividend rate for the Preferred Stock was
5
percent. Unpaid dividends on the Preferred Stock must be declared and set aside for the benefit of the holders of the Preferred Stock before any dividend may
be declared on common stock. On
February
13,
2012,
the Company announced the suspension of dividends on Preferred Stock. On
November
17,
2014,
the Company reinstated dividend payments on the Preferred Stock and paid
$5,492,749
of accumulated dividends in arrears to the holders of the Preferred Stock.